Shareholder Report, Holdings (Details) - C000255958	Mar. 31, 2026
Vinci SA
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Transurban Group
Holdings [Line Items]
Percent of Net Asset Value	4.30%
E.ON SE
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Aena SME SA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Cellnex Telecom SA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Keyera Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Sun Hung Kai Properties Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Severn Trent PLC
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Mitsui Fudosan Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Swiss Prime Site AG
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	16.00%
SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	44.00%
SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	17.00%
SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Japan
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Australia
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Spain
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Canada
Holdings [Line Items]
Percent of Net Asset Value	9.00%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.00%
France
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Singapore
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Germany
Holdings [Line Items]
Percent of Net Asset Value	5.00%
AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.00%
AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%